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               UNITED STATES SECURITIES
                AND EXCHANGE COMMISSION           OMB APPROVAL
                WASHINGTON, D.C. 20549
                                                  OMB Number:          3235-0456
                      FORM 24F-2                  Expires:       July 31, 2006
           ANNUAL NOTICE OF SECURITIES SOLD       Estimated average burden
                PURSUANT TO RULE 24f-2            hours per response...........2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of issuer:
      Hartford Life and Annuity Insurance Company Separate Account One P.O. Box 2999
      Hartford, CT 06104-2199

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):                                / /

3.    Investment Company Act File Number: 811-7426

      Securities Act File Number: 33-73568

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2004

4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
  REGISTRATION FEE DUE.

4(c). / / Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

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
(i)    Aggregate sale price of securities sold during
        the fiscal year pursuant to section 24(f):                                                   $   7,241,323,417
(ii)   Aggregate price of securities redeemed or
        repurchased during the fiscal year:                                     $  5,905,517,686
iii)   Aggregate price of securities redeemed or
        repurchased during any PRIOR fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission                             $              0
(iv)   Total available redemption
        credits [add Items 5(ii) and 5(iii)]:                                                        $   5,905,517,686
(v)    Net sales -- if Item 5(i) is greater than
        Item 5(iv) [subtract Item 5(iv) from
        Item 5(i)]:                                                                                  $   1,335,805,731

(vi)   Redemption credits available for use in future years -- if
        Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i)]:                                                             $ (             )

vii)   Multiplier for determining registration fee
        (See Instruction C.9):                                                                    X           .0001177
(viii) Registration fee due [multiply Item 5(v) by
        Item 5(vii)] (enter "0" if no fee is due):                                                =  $         157,224

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _______________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                  +  $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                  =  $         157,224
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: March 23, 2005

      Method of Delivery:

         /X/  Wire Transfer
         / /  Mail or other means

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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                  Douglas G. Boains

                                  Director

Date  March 25, 2005

  *Please print the name and title of the signing officer below the signature.